Note 6 - Convertible Loans and Interest Payable: Convertible Loans and Accrued Interest (Tables)	3 Months Ended
Nov. 30, 2014
Tables/Schedules
Convertible Loans and Accrued Interest:

Convertible Loans and Accrued Interest:

	November 30,
	2014	2013
St. George Investments, 10% interest prepaid	$600,000	$275,800
JMJ Investments, 10% interest prepaid	-	76,896
Total Convertible notes	$600,000	$352,696